                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sprucegrove Investment Management Ltd.
Address:  181 University Avenue, Suite 1300
          Toronto, Ontario, Canada
          M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Blake Murphy
Title:  Chief Operating Officer
Phone:  (416) 363-5854 x222

Signature, Place, and Date of Signing:

/s/ Blake Murphy    Toronto, Ontario    January 30, 2012
------------------  ------------------  -----------------
  [Signature]        [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  91

Form 13F Information Table Value Total:  $ 3,998,863 (thousands)






List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number       Name

1    28-______________________  Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER        TITLE OF CLASS        CUSIP    (X1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------        ------------------- --------- ---------- --------- --- ---- ----------  -------- --------- ------ ---------
3M COMPANY            COMMON              88579Y101  51,549.56   630,730           DEFINED               630,730
3M COMPANY            COMMON              88579Y101 111,880.20 1,368,900           SOLE                1,198,700          170,200
AMERICAN EXPRESS CO   COMMON              025816109   4,268.89    90,500           DEFINED                90,500
AMERICAN EXPRESS CO   COMMON              025816109   9,957.59   211,100           SOLE                  185,800           25,300
APACHE CORP           COMMON              037411105  37,858.36   417,955           DEFINED               417,955
APACHE CORP           COMMON              037411105  86,526.55   955,250           SOLE                  630,450          324,800
BEAM INC              COMMON STOCK        073730103  25,871.15   505,000           DEFINED               505,000
BEAM INC              COMMON STOCK        073730103   7,971.39   155,600           SOLE                  155,600               --
BECTON DICKINSON      COMMON              075887109  33,597.10   449,640           DEFINED               449,640
BECTON DICKINSON      COMMON              075887109  64,939.15   869,100           SOLE                  808,300           60,800
BEMIS INC             COMMON              081437105  26,921.60   895,000           DEFINED               895,000
BEMIS INC             COMMON              081437105  46,160.17 1,534,580           SOLE                1,356,380          178,200
BERKSHIRE HATHAWAY    CLASS B             084670702  34,458.22   451,615           DEFINED               451,615
BERKSHIRE HATHAWAY    CLASS B             084670702  74,260.50   973,270           SOLE                  852,490          120,780
BROWN FORMAN CORP     CLASS B             115637209   5,072.13    63,000           DEFINED                63,000
BROWN FORMAN CORP     CLASS B             115637209   1,606.17    19,950           SOLE                   19,950               --
CARNIVAL CORP         COMMON              143658300  34,677.55 1,062,425           DEFINED             1,062,425
CARNIVAL CORP         COMMON              143658300  80,367.32 2,462,234           SOLE                2,158,128          304,106
COCA-COLA CO          COMMON              191216100  40,834.49   583,600           DEFINED               583,600
COCA-COLA CO          COMMON              191216100  70,200.90 1,003,300           SOLE                  886,300          117,000
CRANE CO              COMMON              224399105   5,602.86   119,950           DEFINED               119,950
CRANE CO              COMMON              224399105  11,741.31   251,366           SOLE                  218,856           32,510
DENBURY RES INC       COMMON              247916208   5,604.37   371,150           DEFINED               371,150
DENBURY RES INC       COMMON              247916208  14,515.63   961,300           SOLE                  842,200          119,100
DENTSPLY INTL INC     COMMON              249030107   5,808.34   166,000           DEFINED               166,000
DENTSPLY INTL INC     COMMON              249030107  16,042.53   458,489           SOLE                  401,189           57,300
EAGLE MATERIALS       COMMON              26969P108   5,219.24   203,400           DEFINED               203,400
EAGLE MATERIALS       COMMON              26969P108  10,185.12   396,926           SOLE                  345,726           51,200
EMERSON ELEC CO       COMMON              291011104   2,296.89    49,300           DEFINED                49,300
EMERSON ELEC CO       COMMON              291011104  10,263.78   220,300           SOLE                  191,300           29,000
FRTNE BRNDS HOME&SEC  COMMON              34964C106   8,629.10   506,700           DEFINED               506,700
FRTNE BRNDS HOME&SEC  COMMON              34964C106   2,649.87   155,600           SOLE                  155,600               --
GANNETT INC           COMMON              364730101  27,176.53 2,032,650           DEFINED             2,032,650
GANNETT INC           COMMON              364730101  40,160.94 3,003,810           SOLE                2,672,220          331,590
GENERAL DYNAMICS      COMMON              369550108   2,257.94    34,000           DEFINED                34,000
GENERAL DYNAMICS      COMMON              369550108   9,317.32   140,300           SOLE                  128,900           11,400
GOOGLE INC            CLASS A             38259P508   3,828.90     5,928           DEFINED                 5,928
GOOGLE INC            CLASS A             38259P508  14,301.52    22,142           SOLE                   19,439            2,703
GRANITE CONSTR INC    COMMON              387328107   6,326.12   266,700           DEFINED               266,700
GRANITE CONSTR INC    COMMON              387328107   9,286.38   391,500           SOLE                  342,400           49,100
HEARTLAND EXPRESS IN  COMMON              422347104   7,656.18   535,772           DEFINED               535,772
HEARTLAND EXPRESS IN  COMMON              422347104   1,514.35   105,973           SOLE                  105,973               --
HUBBELL INC           CLASS B             443510201  19,815.97   296,380           DEFINED               296,380
HUBBELL INC           CLASS B             443510201  44,395.04   664,000           SOLE                  582,600           81,400
INTEL CORP            COMMON              458140100  26,733.56 1,102,415           DEFINED             1,102,415
INTEL CORP            COMMON              458140100  51,602.55 2,127,940           SOLE                1,872,420          255,520
JOHNSON & JOHNSON     COMMON              478160104  58,741.32   895,720           DEFINED               895,720
JOHNSON & JOHNSON     COMMON              478160104 115,525.73 1,761,600           SOLE                1,642,100          119,500
LENNAR CORP           CLASS B             526057302   7,617.84   488,950           DEFINED               488,950
LENNAR CORP           CLASS B             526057302   1,889.20   121,258           SOLE                  121,258               --
MARKEL CORP           COMMON              570535104  63,118.58   152,214           DEFINED               152,214
MARKEL CORP           COMMON              570535104 142,811.93   344,399           SOLE                  301,233           43,166
MARTIN MARIETTA MATL  COMMON              573284106   6,172.46    81,852           DEFINED                81,852
MARTIN MARIETTA MATL  COMMON              573284106  15,911.51   211,000           SOLE                  184,600           26,400
MDU RES GROUP INC     COMMON              552690109  36,964.85 1,722,500           DEFINED             1,722,500
MDU RES GROUP INC     COMMON              552690109  54,270.19 2,528,900           SOLE                2,243,300          285,600
MERCK & CO INC        COMMON              58933Y105  45,898.81 1,217,475           DEFINED             1,217,475
MERCK & CO INC        COMMON              58933Y105  93,299.96 2,474,800           SOLE                2,301,900          172,900
MICROSOFT CORP        COMMON              594918104  44,810.13 1,726,122           DEFINED             1,726,122
MICROSOFT CORP        COMMON              594918104  76,286.06 2,938,600           SOLE                2,589,900          348,700
NABORS INDS LTD       COMMON              G6359F103  25,196.75 1,453,100           DEFINED             1,453,100
NABORS INDS LTD       COMMON              G6359F103  52,007.86 2,999,300           SOLE                2,629,900          369,400
PETROLEO BRASILEIRO   ADR(2 ORD SHRS)     71654V408 175,085.10 7,045,678           SOLE                5,671,978        1,373,700
PFIZER INC            COMMON              717081103  47,610.42 2,200,112           DEFINED             2,200,112
PFIZER INC            COMMON              717081103 100,378.87 4,638,580           SOLE                4,324,960          313,620
POSCO                 ADR(0.25 ORD SHRS)  693483109 128,150.55 1,560,908           SOLE                1,284,088          276,820
PROCTER & GAMBLE CO   COMMON              742718109  53,582.27   803,212           DEFINED               803,212
PROCTER & GAMBLE CO   COMMON              742718109 100,378.54 1,504,700           SOLE                1,323,000          181,700
ROCKWELL COLLINS INC  COMMON              774341101   3,781.77    68,300           DEFINED                68,300
ROCKWELL COLLINS INC  COMMON              774341101  12,441.64   224,700           SOLE                  206,800           17,900
RYANAIR HLDGS         SP ADR (5 ORD)      783513104 211,421.46 7,588,710           SOLE                6,364,810        1,223,900
SAMSUNG ELECTRS LTD   GDR 144A (0.5 ORD)  796050888 378,171.77   823,543           SOLE                  677,083          146,460
SIGNET JEWELERS LT    SHS                 G81276100  64,158.17 1,459,467           SOLE                  794,817          664,650

                                                                                                           VOTING AUTHORITY
                                                   VALUE       SHRS OR   SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER        TITLE OF CLASS    CUSIP     (X1000)      PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------        --------------  --------- ------------ ----------- --- ---- ----------  -------- --------- ------ -------
SIMPSON MANUFACTURIN     COMMON       829073105     1,952.28      58,000           DEFINED                58,000
SIMPSON MANUFACTURIN     COMMON       829073105       477.97      14,200           SOLE                   14,200             --
SYSCO CORP               COMMON       871829107    30,726.11   1,047,600           DEFINED             1,047,600
SYSCO CORP               COMMON       871829107    55,656.61   1,897,600           SOLE                1,671,600        226,000
TELLABS INC              COMMON       879664100    14,678.73   3,633,350           DEFINED             3,633,350
TELLABS INC              COMMON       879664100    24,680.76   6,109,100           SOLE                5,443,352        665,748
TIDEWATER INC            COMMON       886423102    40,132.67     814,050           DEFINED               814,050
TIDEWATER INC            COMMON       886423102    76,484.02   1,551,400           SOLE                1,368,334        183,066
UNITED TECHNOLOGIES      COMMON       913017109     9,498.05     129,950           DEFINED               129,950
UNITED TECHNOLOGIES      COMMON       913017109    23,001.42     314,700           SOLE                  290,300         24,400
WALGREEN CO              COMMON       931422109    41,215.90   1,246,700           DEFINED             1,246,700
WALGREEN CO              COMMON       931422109    88,280.12   2,670,300           SOLE                2,346,100        324,200
WALT DISNEY CO           COMMON       254687106    10,492.50     279,800           DEFINED               279,800
WALT DISNEY CO           COMMON       254687106    27,180.00     724,800           SOLE                  630,500         94,300
WASHINGTON FED INC       COMMON       938824109    25,035.11   1,789,500           DEFINED             1,789,500
WASHINGTON FED INC       COMMON       938824109    57,320.88   4,097,275           SOLE                3,591,195        506,080
WELLS FARGO & CO         COMMON       949746101    48,574.80   1,762,511           DEFINED             1,762,511
WELLS FARGO & CO         COMMON       949746101    95,880.14   3,478,960           SOLE                3,044,260        434,700
                                                3,998,863.13 109,948,236